Debt issued designated at fair value (Detail) - USD ($) $ in Millions		Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Issued debt instruments
Equity-linked	[1]	$ 35,657	$ 32,927	$ 41,722
Rates-linked		13,694	12,898	16,318
Credit-linked		1,866	1,682	1,916
Fixed-rate		4,436	3,797	4,636
Commodity-linked		1,335	1,249	1,567
Other		655	488	432
Total debt issued designated at fair value		57,644	53,040	66,592
of which: issued by UBS AG with original maturity greater than one year	[2]	41,403	37,364	51,031
of which: life-to-date own credit (gain) / loss		$ 39	$ (741)	$ 82
Unsecured portion of issued debt instruments with original maturity greater than one year		100.00%	100.00%	99.00%

[1]	Includes investment fund unit-linked instruments issued
[2]
Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. 100% of the balance as of 30 June 2020 was unsecured (31 March 2020: 100% of the balance was unsecured; 31 December 2019: more than 99% of the balance was unsecured).